SUPPLEMENTAL CASH FLOW INFORMATION - Changes in Non-Cash Investing Working Capital (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Changes in Non-Cash Working Capital
Accounts payable - investing	$ 32,793	$ (28,390)	$ 15,724
Non-cash investing activities	$ 32,793	$ (28,390)	$ 15,724